Series-A Convertible Preferred Stock and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of Series-A Convertible Preferred Shares Subscription Agreement

Series-A Convertible Preferred Shares consisted of the following as of March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017

5% Series-A preferred stock, $0.0001 par value, 50,000 and 351,000 shares issued and outstanding as of March 31, 2018 and December 31, 2017	$50,000	$351,000
Discount relating to fair value of conversion feature and warrants granted upon issuance	(50,000)	(351,000)
Preferred stock	$-	$-

Series-A Convertible Preferred Shares Subscription Agreement consisted of the following as of December 31, 2017:

Amount
5% Series-A preferred stock, $0.0001 par value, 351,000 shares issued and outstanding	$351,000
Discount relating to fair value of conversion feature and warrants granted upon issuance	(351,000)
Preferred stock	$-